Schedule of Investments (unaudited) July 31, 2023	BlackRock Mid-Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
BAE Systems PLC	238,896	$2,856,968
Huntington Ingalls Industries, Inc.	14,200	3,261,314
L3Harris Technologies, Inc.	124,779	23,644,373
MTU Aero Engines AG	11,970	2,795,132

		32,557,787

Automobile Components — 1.7%
Goodyear Tire & Rubber Co.(a)	398,020	6,400,162
Lear Corp.	95,049	14,709,783

		21,109,945

Automobiles — 1.7%
General Motors Co.	551,396	21,157,065

Banks — 4.2%
Citigroup, Inc.	180,900	8,621,694
Citizens Financial Group, Inc.	309,670	9,989,954
First Citizens BancShares, Inc., Class A	18,261	26,136,969
Wells Fargo & Co.	144,000	6,647,040

		51,395,657

Beverages — 0.5%
Constellation Brands, Inc., Class A	23,852	6,506,826

Biotechnology — 0.9%
SPDR S&P Biotech ETF(b)	134,809	11,363,051

Building Products — 0.5%
Allegion PLC	51,930	6,068,540

Capital Markets — 2.7%
Carlyle Group, Inc.	298,250	10,632,613
Invesco Ltd.	157,628	2,648,150
LPL Financial Holdings, Inc.	13,940	3,197,278
Raymond James Financial, Inc.(b)	150,337	16,547,594

		33,025,635

Chemicals — 1.1%
Axalta Coating Systems Ltd.(a)	180,259	5,768,288
International Flavors & Fragrances, Inc.	97,440	8,244,398

		14,012,686

Communications Equipment — 1.3%
Ciena Corp.(a)	142,300	6,005,060
Nokia OYJ, ADR	2,439,862	9,613,056

		15,618,116

Construction Materials — 0.3%
CRH PLC, ADR	58,180	3,508,254

Consumer Staples Distribution & Retail — 3.2%
Dollar General Corp.	118,940	20,084,209
Dollar Tree, Inc.(a)(b)	125,386	19,350,821

		39,435,030

Containers & Packaging — 3.3%
Crown Holdings, Inc.	129,480	12,010,565
International Paper Co.	95,010	3,426,060
Sealed Air Corp.	534,972	24,405,423

		39,842,048

Electric Utilities — 3.7%
American Electric Power Co., Inc.	68,430	5,798,758
Edison International	121,447	8,739,326
Entergy Corp.	101,070	10,379,889

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	216,410	$9,058,923
PG&E Corp.(a)	669,750	11,794,297

		45,771,193

Electronic Equipment, Instruments & Components — 2.2%
Avnet, Inc.	247,140	11,986,290
Flex Ltd.(a)(b)	406,590	11,124,302
Zebra Technologies Corp., Class A(a)	10,764	3,314,882

		26,425,474

Entertainment(a) — 1.3%
Activision Blizzard, Inc.	64,447	5,978,104
Take-Two Interactive Software, Inc.	22,569	3,451,703
Warner Bros Discovery, Inc., Class A	469,580	6,137,410

		15,567,217

Financial Services — 5.5%
Apollo Global Management, Inc.	78,724	6,432,538
Cannae Holdings, Inc.(a)	741,835	15,118,597
Equitable Holdings, Inc.	468,437	13,439,458
Fidelity National Information Services, Inc.	410,624	24,793,477
SPDR S&P Software & Services ETF	50,140	7,130,575

		66,914,645

Food Products — 2.1%
Kraft Heinz Co.	697,780	25,245,680

Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	611,051	27,637,837
Koninklijke Philips NV(a)	674,172	14,005,004
Zimmer Biomet Holdings, Inc.	122,691	16,949,761

		58,592,602

Health Care Providers & Services — 5.6%
AmerisourceBergen Corp.	50,369	9,413,966
Cardinal Health, Inc.	242,537	22,184,859
Cigna Group	27,904	8,234,471
Fulgent Genetics, Inc.(a)	96,440	3,744,765
Laboratory Corp. of America Holdings	114,891	24,578,632

		68,156,693

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.(a)	143,793	8,600,259

Household Durables — 1.6%
Newell Brands, Inc.	614,725	6,860,331
Panasonic Holdings Corp.	979,500	12,090,342

		18,950,673

Insurance — 6.0%
Allstate Corp.	96,467	10,869,902
American International Group, Inc.	218,359	13,162,680
Assurant, Inc.	67,915	9,135,247
F&G Annuities & Life, Inc.	20,629	540,480
Fidelity National Financial, Inc.	398,649	15,615,081
Prudential PLC	889,990	12,358,690
Willis Towers Watson PLC	55,166	11,658,231

		73,340,311

IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A	425,062	28,066,844
DXC Technology Co.(a)	401,120	11,090,968

		39,157,812

Leisure Products — 1.3%
Hasbro, Inc.	93,910	6,062,830
Mattel, Inc.(a)(b)	459,950	9,796,935

		15,859,765

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Mid-Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services(a) — 0.7%
Avantor, Inc.	263,160	$5,413,201
Fortrea Holdings, Inc.	115,041	3,676,711

		9,089,912

Machinery — 2.7%
Fortive Corp.	86,290	6,760,821
Komatsu Ltd.	822,000	23,027,862
PACCAR, Inc.	43,830	3,775,078

		33,563,761

Media — 1.4%
Fox Corp., Class A	520,481	17,410,089

Metals & Mining — 0.5%
Barrick Gold Corp.	340,630	5,889,493

Multi-Utilities — 1.9%
Public Service Enterprise Group, Inc.	196,135	12,380,041
Sempra	70,053	10,439,298

		22,819,339

Oil, Gas & Consumable Fuels — 5.5%
BP PLC, ADR	235,989	8,802,390
Denbury, Inc.(a)	229,680	20,191,169
Enterprise Products Partners LP	699,257	18,537,303
Hess Corp.	20,710	3,142,328
Kosmos Energy Ltd.(a)	1,427,340	10,134,114
Woodside Energy Group Ltd., ADR	262,510	6,772,758

		67,580,062

Pharmaceuticals — 1.8%
Bayer AG, Registered Shares	265,862	15,548,520
Catalent, Inc.(a)	120,345	5,839,139

		21,387,659

Professional Services — 5.8%
Dun & Bradstreet Holdings, Inc.	958,210	11,326,042
Leidos Holdings, Inc.	317,201	29,667,810
Robert Half, Inc.	75,980	5,633,917
SS&C Technologies Holdings, Inc.	414,986	24,172,934

		70,800,703

Real Estate Management & Development(a)(b) — 0.8%
CBRE Group, Inc., Class A	74,968	6,245,584
Howard Hughes Corp.	46,551	3,930,301

		10,175,885

Residential REITs — 1.3%
AvalonBay Communities, Inc.	42,970	8,106,291
Mid-America Apartment Communities, Inc.	50,900	7,617,694

		15,723,985

Specialized REITs — 0.2%
Crown Castle, Inc.	26,300	2,848,027

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	59,290	4,410,583
Ross Stores, Inc.	91,089	10,442,443

		14,853,026

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.6%
HP, Inc.	230,970	$7,582,745
Western Digital Corp.(a)	562,390	23,935,319

		31,518,064

Textiles, Apparel & Luxury Goods — 3.1%
Gildan Activewear, Inc.	579,680	18,028,048
Ralph Lauren Corp.	98,190	12,895,293
Under Armour, Inc., Class A(a)	903,420	7,281,565

		38,204,906

Tobacco — 1.4%
British American Tobacco PLC, ADR	521,530	17,565,130

Trading Companies & Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	122,680	12,380,866

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B	139,692	6,115,989

Total Common Stocks — 94.5% (Cost: $1,057,939,997)		1,156,109,860

Preferred Securities

Preferred Stocks — 0.4%

Household Products — 0.4%
Henkel AG & Co. KGaA	68,450	5,282,035

		5,282,035

Total Preferred Securities — 0.4% (Cost: $5,500,237)		5,282,035

Total Long-Term Investments — 94.9% (Cost: $1,063,440,234)		1,161,391,895

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(c)(d)	63,088,709	63,088,709
SL Liquidity Series, LLC, Money Market Series, 5.47%(c)(d)(e)	15,878,719	15,881,895

Total Short-Term Securities — 6.5% (Cost: $78,968,626)		78,970,604

Total Investments — 101.4% (Cost: $1,142,408,860)		1,240,362,499

Liabilities in Excess of Other Assets — (1.4)%		(16,606,330)

Net Assets — 100.0%		$1,223,756,169

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Mid-Cap Value Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$64,206,031	$—		$(1,117,322	)(a)	$—	$—	$63,088,709	63,088,709	$735,885		$—
SL Liquidity Series, LLC, Money Market Series	14,070,058	1,811,619	(a)	—		(1,335)	1,553	15,881,895	15,878,719	78,019	(b)	—

						$(1,335)	$1,553	$78,970,604		$813,904		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$26,905,687	$5,652,100	$—	$32,557,787
Automobile Components	21,109,945	—	—	21,109,945
Automobiles	21,157,065	—	—	21,157,065
Banks	51,395,657	—	—	51,395,657
Beverages	6,506,826	—	—	6,506,826
Biotechnology	11,363,051	—	—	11,363,051
Building Products	6,068,540	—	—	6,068,540
Capital Markets	33,025,635	—	—	33,025,635
Chemicals	14,012,686	—	—	14,012,686
Communications Equipment	15,618,116	—	—	15,618,116
Construction Materials	3,508,254	—	—	3,508,254
Consumer Staples Distribution & Retail	39,435,030	—	—	39,435,030

3

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Containers & Packaging	$39,842,048	$—	$—	$39,842,048
Electric Utilities	45,771,193	—	—	45,771,193
Electronic Equipment, Instruments & Components	26,425,474	—	—	26,425,474
Entertainment	15,567,217	—	—	15,567,217
Financial Services	66,914,645	—	—	66,914,645
Food Products	25,245,680	—	—	25,245,680
Health Care Equipment & Supplies	44,587,598	14,005,004	—	58,592,602
Health Care Providers & Services	68,156,693	—	—	68,156,693
Hotels, Restaurants & Leisure	8,600,259	—	—	8,600,259
Household Durables	6,860,331	12,090,342	—	18,950,673
Insurance	60,981,621	12,358,690	—	73,340,311
IT Services	39,157,812	—	—	39,157,812
Leisure Products	15,859,765	—	—	15,859,765
Life Sciences Tools & Services	9,089,912	—	—	9,089,912
Machinery	10,535,899	23,027,862	—	33,563,761
Media	17,410,089	—	—	17,410,089
Metals & Mining	5,889,493	—	—	5,889,493
Multi-Utilities	22,819,339	—	—	22,819,339
Oil, Gas & Consumable Fuels	67,580,062	—	—	67,580,062
Pharmaceuticals	5,839,139	15,548,520	—	21,387,659
Professional Services	70,800,703	—	—	70,800,703
Real Estate Management & Development	10,175,885	—	—	10,175,885
Residential REITs	15,723,985	—	—	15,723,985
Specialized REITs	2,848,027	—	—	2,848,027
Specialty Retail	14,853,026	—	—	14,853,026
Technology Hardware, Storage & Peripherals	31,518,064	—	—	31,518,064
Textiles, Apparel & Luxury Goods	38,204,906	—	—	38,204,906
Tobacco	17,565,130	—	—	17,565,130
Trading Companies & Distributors	12,380,866	—	—	12,380,866
Wireless Telecommunication Services	6,115,989	—	—	6,115,989
Preferred Securities
Preferred Stocks	—	5,282,035	—	5,282,035
Short-Term Securities
Money Market Funds	63,088,709	—	—	63,088,709

	$1,136,516,051	$87,964,553	$—	1,224,480,604

Investments Valued at NAV(a)				15,881,895

				$1,240,362,499

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	4